Other Liabilities (Other Liabilities Reconciliation) (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Noncurrent liabilities-
Income tax reserves	$ 3,146		$ 3,189
Excess 401(k) Plus Plan	1,658		1,673
Disability benefits	675		699
Derivative liabilities	31		126
Special restructuring actions	431		440
Workforce reductions	469		500
Deferred taxes	288		1,741
Other taxes payable	17		186
Environmental accruals	240		231
Warranty accruals	91		171
Asset retirement obligations	136		129
Aquistition-related	50		205
Divestiture-related	1,124	[1]	40
Other	536		604
Total	$ 8,892		$ 9,934

[1]	Primarily includes accruals in 2014 related to the expected divestiture of the Microelectronics business.